Leases - Schedule of Weighted Average Remaining Lease Term in Years and Weighted Average Discount Rate by Lease Type (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease weighted average remaining lease term (in years)	5 years 4 months 24 days	5 years 8 months 12 days
Operating lease weighted average discount rate	4.38%	4.10%
Finance lease weighted average remaining lease term (in years)	7 years	0 years
Finance lease weighted average discount rate	4.55%	0.00%